Shareholder Report, Holdings (Details)	Aug. 31, 2025
C000217951 [Member] | U S Dollar Denominated Bonds And Notes [Member]
Holdings [Line Items]
Percent of Total Investments	67.10%
C000217951 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	11.30%
C000217951 [Member] | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
C000217951 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	5.30%
C000217951 [Member] | Certificates of Deposit [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000217951 [Member] | Commercial Paper [Member]
Holdings [Line Items]
Percent of Total Investments	14.00%
C000142880 [Member] | U S Dollar Denominated Bonds And Notes [Member]
Holdings [Line Items]
Percent of Total Investments	67.10%
C000142880 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	11.30%
C000142880 [Member] | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
C000142880 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	5.30%
C000142880 [Member] | Certificates of Deposit [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000142880 [Member] | Commercial Paper [Member]
Holdings [Line Items]
Percent of Total Investments	14.00%
C000217952 [Member] | U S Dollar Denominated Bonds And Notes [Member]
Holdings [Line Items]
Percent of Total Investments	67.10%
C000217952 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	11.30%
C000217952 [Member] | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
C000217952 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	5.30%
C000217952 [Member] | Certificates of Deposit [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000217952 [Member] | Commercial Paper [Member]
Holdings [Line Items]
Percent of Total Investments	14.00%
C000199848 [Member] | U S Dollar Denominated Bonds And Notes [Member]
Holdings [Line Items]
Percent of Total Investments	67.10%
C000199848 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	11.30%
C000199848 [Member] | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
C000199848 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	5.30%
C000199848 [Member] | Certificates of Deposit [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000199848 [Member] | Commercial Paper [Member]
Holdings [Line Items]
Percent of Total Investments	14.00%